Investment Objectives and Goals - Monarch Blue Chips Core Index ETF	May 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Monarch Blue Chips Core Index ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Monarch Blue Chips Elite Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Elite Index (the “Index”).